Law Offices of
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
San Francisco, California 94105-3441
Telephone  (415) 856-7000
Facsimile  (415) 856-7100
Internet  www.paulhastings.com

July 30, 2010

VIA EDGAR

Secretary
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:           Rainier Investment Management Mutual Funds
 File Nos. 33-73792 and 811-08270

Sir or Madam:

On behalf of Rainier Investment Management Mutual Funds (the “Registrant”), attached please find for filing under Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the following:  Post-Effective Amendment No. 33 to the Registrant’s registration statement on Form N-1A.

The primary purposes of this amendment are to respond to comments of the disclosure staff of the Securities and Exchange Commission with respect to the prior post-effective amendment (a separate comment response letter has been or will be filed approximately the date hereof), to update certain financial information and to make non-material changes to the disclosure documents of the Registrant.

We hereby represent our view that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.  We also consent to references in the Registration Statement to our name as legal counsel to the Registrant.

Please direct any inquiries regarding this filing to the undersigned (415) 856-7007.

Very truly yours, /s/ David A. Hearth of PAUL, HASTINGS, JANOFSKY & WALKER LLP

cc:           Mr. John W. O’Halloran (Rainier Funds)